Ancora Trust
Ancora Income Fund
Schedule of Investments
September 30, 2022

	Shares	Value	Ticker	Total Cost
Bonds & Corporate Bond Trust Certificated - 6.55%

Baby Bonds - 6.55%
B. Riley Financial, Inc., 5.00%, 12/31/26	16,670	374,408	RILYG	415,971.34
B. Riley Financial, Inc., 6.375%, Senior Notes	14,349	353,846	RILYM	346,363.27
Eagle Point Credit Co., Inc., 6.688%, Notes 04/30/2028	10,156	249,381	ECCX	246,361.28
Great Ajax Corp., 7.250%, Convertible Senior Notes, 04/30/2024	15,000	357,900	AJXA	374,054.30
Oxford Square Capital Corp., 6.250%, Notes 2026	20,000	482,600	OXSQZ	479,323.45
Scorpio Tankers, Inc., 7.000%, Senior Notes 2025	23,000	572,700	SBBA	564,511.45
		2,390,835		2,426,585

TOTAL BONDS & CORPORATE BOND TRUST CERTIFICATES (Cost $2,426,585)		2,390,835		2,426,585

Investment Companies - 2.91%

Bond Shares of Beneficial Interest - 0.73%
Aberdeen Asia-Pacific Income Fund, Inc.	40,000	100,800	FAX	121,533.40
Special Opportunities Fund, Inc.	14,867	164,875	SPE	189,693.15
		265,675		311,227

Direct Trust Ceretificates - 0.5%
Affiliated Managers Group, Inc., 5.875%, 03/30/2059	8,000	183,520	MGR	197,453.20
		183,520		197,453.20

Senior Securities - 1.69%
AllianzGI Convertible & Income Fund II, 5.500%, Series A	14,455	322,491	NCZ A	354,652.58
Gabelli Dividend & Income Trust, 4.250% Preferred	15,450	293,087	GDV-K	386,250.00
		615,578		740,902.58

TOTAL INVESTMENT COMPANIES (Cost $1,249,582)		1,064,773		1,249,582

Traditional Preferred - 78.1%
Affiliated Managers Group, Inc., 4.750%, Junior Subordinated Notes	5,000	93,100	MGRB	124850
AGNC Investment Corp., 6.125%	20,000	385,200	AGNCP	497014.35
AGNC Investment Corp., 6.875%, Preferred Series D	23,000	443,440	AGNCM	581245.19
Annaly Capital Management, Inc., 6.950%, Series F, 09/30/2022	25,000	595,750	NLY F	614164.85
Apollo Global Management, Inc., 6.375%, Non-Cumulative Pfd., Series A, 3/15/22	25,000	605,500	AAM-A	628239.87
Arbor Realty Trust Inc., 6.375% 06/02/2026	20,000	388,800	ABR-D	503225
Aspen Insurance Holdings Ltd., 5.625%	8,000	166,080	AHL D	199488.58
Aspen Insurance Holdings Ltd., Depositary Shares, 5.625%	9,000	180,540	AHL E	225005.5
Athene Holding Ltd., Depositary Shares, 5.625%, Series B	7,000	155,960	ATH B	178420.83
Atlanticus Holdings Corp., 6.125%, Class B, @ 11/30/2023	25,100	559,228	ATLCL	629787.5
Axs 5.500% 12/31/49	20,000	421,600	AXS E	499574
Bank of America Corp., 5.875%, Non- Cumulative Pfd., Series HH, 07/24/2023	10,000	233,700	BAC-K	246503
Bank of America Corp., 6.00, Non-Cumulative Pfd., Series GG, 05/16/2023	10,000	239,000	BAC-B	247644.5
Bank OZK, 4.625%Perp., 11/15/26	15,000	260,550	OZKAP	375000
Brookfield Infrastructure Partners LP, 5.125%, Class A, Series 13	10,000	167,900	BIP A	251820.31
Brunswick Corp., 6.500%, Call @ 10/15/23	20,000	480,400	BC-A	529457.53
Carlyle Finance LLC., 4.625%, 05/15/2061	20,000	344,000	CGABL	440620.83
Charles Schwab Corp., 5.00%, Perp. Call@ 6/1/27	500,000	449,375	808513CB9	500000
Chicken Soup For The Soul Entertainment, Inc., 9.50%, Non-Cumulative, 07/31/22	20,000	499,000	CSSEN	513247
Citigroup, Inc., 3.875%, Perp. Call 02/18/26 @ 100.00	500,000	412,315	172967MV0	498125
Citizens Financial Group, Inc., Depositary Shares, 5.000%, Series E	12,000	228,360	CFG E	273666.72
Compass Diversified Holdings, 7.875%, Series C	17,500	431,900	CODI C	413978.25
Customers Bancorp, Inc., 6.450%, 06/15/2021 Perp.	4,056	102,455	CUBI E	101435.65
Dominion Energy, Inc., 4.65%, 12/15/2024	300,000	264,226	25746UDD8	285000
DTE Energy Co., 5.250%, Pfd.	22,500	513,000	DTW	568105.1
Eagle Point Credit Co., Inc., 5.375%, Call@ 1/31/25	10,702	230,837	ECCV	264767.48
Energy Transfer Operating, LP, Series E, 7.600%	20,000	483,800	ET E	439852.65
Enterprise Financial Services Corp., 5%, Non Cumulative Pfd, Series A, 12/15/26	25,000	449,625	EFSCP	625000
Equitable Holdings, Inc., 5.250%, Depositary Shares	14,000	291,620	EQH A	344475.1
Federal Agricultural Mortgage Corp,5.25%,Non Cumulative, Series F, Call 10/17/25	11,700	239,382	AGM-F	290231.37
Federal Agricultural Mortgage Corp., 5.750% 07/17/2025 Perp.	15,000	349,500	AGM E	399000
Fifth Third Bancorp, 5.37943%, Perp., 8/22/2022	500,000	475,847	316773CR9	499250
Fifth Third Bancorp, 6.00%, Non-Cumulative Pfd., Series A, 11/25/2022	2,455	58,724	FITBP	61218.61
First Citizens Bancshares, Inc., 5.625%, Non Cumulative, Series C, Call@ 1/4/27	17,500	382,375	FCNCO	426888.25
Ford Motor Company, 6.000%, Call 12/01/24 @ $25.00	15,000	349,050	F-C	398910.5
Ford Motor Company, 6.50%, 08/15/62	10,000	240,600	F-D	250000
General Electric Company, 5.15886%, 12/15/2022	500,000	467,776	369604BQ5	477500
Gladstone Investment Corp., 4.875%	16,780	388,960	GAINZ	419500
Global Net Lease, Inc., 6.875%, Series B	25,000	555,000	GNL B	596315.35
Golar LNG Partners LP. 8.750%, 10/31/2022 Perp.	20,000	368,000	GMLPF	484563.75
Goldman Sachs Group, Inc., 4.125%, Perp. Call 11/10/26 @ 100.00	500,000	399,375	38141GYU2	500000
Green Brick Partners, Inc., 5.75%, Cumulative Preferred, Series A, Call 12/23/26	22,500	461,250	GRBK-A	561898.25
Highland Income Fund, 5.375%, Series A	4,372	97,605	HFRO A	95858.1
Huntington Bancshares, 4.500%, 04/15/2026	10,000	180,000	HBANP	248545
Huntington Bancshares, Inc., 5.700%, Non-Cumulative, Series C, 12/01/22	5,000	115,000	HBANM	123948.19
Iron Mountain Inc., 5.25%, 7/15/2030	250,000	206,868	46284VAJ0	210000
JP Morgan Chase and Co. Float Perpetual, 4.70886, 10/30/22	250,000	249,996	46625HHA1	249687.5
JPMorgan Chase & Co.	15,000	374,700	JPM-C	372276
JPMorgan Chase & Co. 4.550% 06/01/2026 Perp.	10,000	190,000	JPM K	249500
KeyCorp, 5.65%, Non-Cumulative, Series F, Call@ 12/15/23	20,000	475,200	KEY-J	498590.35
KeyCorp, 6.20%, Non-Cumulative, 12/15/2027	20,000	485,000	KEY-L	500000
KKR Group Financial Co. IX LLC, 4.625%, 04/01/2026	5,000	91,500	KKRS	125000
MainStreet Bancshares, Inc., 7.500%, Depositary Shares	6,500	162,500	MNSBP	162500
Morgan Stanley Depositary Shares, 4.875%, Series L	10,700	221,169	MS-L	254571.55
Morgan Stanley, 3.125%, 07/27/2026	250,000	230,285	61761J3R8	246317.5
Morgan Stanley, 4.250%, Preferred	10,000	179,700	MS-O.N	183893
Oaktree Capital Group, LLC, 6.550%, Series B, Preferred Units	11,000	263,890	OAK B	269049.55
OFS Credit Company, 6.125%, 04/30/2023	20,920	489,737	OCCIO	526598.68
Oxford Lane Capital Corp., 6.250%, Series 2027, Term Preferred Shares	25,000	575,250	OXLCP	620907.29
PacWest Bancorp, 7.75%, Non-Cumulative Pfd., Series A, 9/1/2027	12,000	301,320	PACWP	300000
PennyMac Mortgage Investment Trust	23,000	377,200	PMT-C	572069.08
PNC Financial Services Group, Inc., 6.200%, 9/15/2027	350,000	330,750	693475BF1	350000
Priority Income Fund, Inc., 6.00%, Cumulative Preferred, Series H, Call @ 5/6/23	6,825	160,046	PRIF-H	170873.41
Priority Income Fund, Inc., 6.125%, 06/30/2028	20,000	454,200	PRIF I	499083.75
Prospect Capital Corp., 5.35%, Cumulative Preferred, Series A, Call @ 07/01/26	15,000	253,800	PSEC-A	322353.5
PRU 5.625% Pfd	10,000	244,900	PRS	247947
Prudential Financial, Inc., 5.95%, 9/1/2062	10,000	241,500	PRH	250000
Raymond James Financial, Inc., 6.375%, Non-Cumulative Pfd., Series B, 7/1/24	11,118	275,726	RJF-B	257230.15
Rc 7%	15,000	374,700	RCA	401040.83
Ready Capital Corp., 6.500%, 06/30/2026 Perp.	23,000	412,850	RC E	575928.67
Regions Financial Corp., 5.700%, Series C	8,000	179,520	RF C	198764.8
Reinsurance Group of America, Inc., 7.125%, 10/15/2027	10,000	252,600	759351885	250000
Rithm Capital Corp., 7.125%, Series B	23,000	434,240	RITM-B	461211.7
RiverNorth Opportunities Fund, Inc.	20,000	467,800	RIV-A	491198.4
Signature Bank Depositary Shares, 5.000%, Series A, 12/30/2025	20,000	351,000	SBNYP	388612.5
Steel Partners Holding LP., 6.000%, Preferred, 02/07/2026	20,000	465,600	SPLP-A	480430.2
Stifel Financial Corp, 5.20%, Call@ 10/15/22	15,000	344,250	SFB	366858.5
Stifel Financial Corp., 6.25%, Non-Cumulative Pfd., Series B, 03/15/2024	10,000	240,100	SF-B	246121.14
Summit Hotel Properties, Inc., 6.25%, Cumulative Pfd., Series E, Call 11/13/22	20,000	350,800	INN-E	507045.21
The Allstate Corp, 5.75%, 8/15/2053	350,000	322,239	020002BB6	330750
The Allstate Corp., 5.10%, Non- Cumulative, Series H, Call@ 10/15/24	10,000	209,900	ALL-H	243573
The Allstate Corp., 5.625%, Non-Cumulative, Series G, 4/15/23	10,000	234,000	ALL-G	248075
The Southern Co. Series 2020A, 4.950%, Junior Subordinated Notes due 01/30/2080	6,500	134,160	SOJD	161883.8
Triton International Ltd., 5.750%	20,000	431,200	TRTN-E	498800
Truist Financial Corp., Depositary Shares, 4.750%, Series R	8,000	158,720	TFC R	202448.8
USB Float 3.532%, Perp., 8/22/2022	250,000	189,763	91731KAA8	249215.28
Wells Fargo & Co., 4.375%, 03/15/2026	20,000	346,800	WFC C	431490.75
WesBanco, Inc., Depositary Shares, 6.750%, Series A	8,000	201,440	WSBCP	207741.02
Western Alliance BanCorp., Series A, 4,250%, 09/30/2026 Perp.	14,844	325,380	WAL-A	343671
Zion Bancorporation, N.A., 6.95%, Call@ 9/15/23	1,793	45,623	ZIONL	47,886.55
		28,513,627		32,204,538

TOTAL TRADITIONAL PREFERRED (Cost $32,204,538)		28,513,627		32,204,537.62

REIT Preferred Shares - 2.08%
Hudson Pacific Properties, Inc., 4.750%, Cumulative Preferred, Series C,11/16/26	20,000	333,800	HPP-C	500,000.00
Pebblebrook Hotel Trust, 6.300%, Cumulative Preferred, Series F, 12/10/21	22,500	426,150	PEB-F	555,304.53
		759,950		1,055,304.53

TOTAL REIT PREFERRED SHARES (Cost $1,055,305)		759,950		1,055,304.53

REIT Senior Securities - 1.17%
UMH Properties, Inc., 6.375%, Series D	18,000	428,400	UMH D	401,463.12
		428,400		401,463.12

TOTAL REIT SENIOR SECURITIES (Cost $401,463)		428,400		401,463.12

Senior Securities - 0.72%
QVC, Inc. 6.250% Senior Secured	5,500	102,575	QVCC	132,707.20
QVC, Inc. 6.375% Senior Secured	8,000	161,600	QVCD	198,556.90
		264,175		331,264.10

Senior Securities (Convertible Preferred) - 0.55%
Boston Scientific Corp., 5.500%, Mandatory Convertible Preferred Stock, Series A, 06/01/2023	2,000	202,440	BSX A	226,000.00
		202,440		226,000.00

TOTAL SENIOR SECURITIES (Cost $557,264)		466,615		557,264.10

Common Stocks - 4.38%

Capital Markets - 1.56%
AllianceBernstein Holding LP	4,200	147,252	AB	198780.96
Golub Capital BDC, Inc.	12,500	154,875	GBDC	179639.05
Hercules Capital Inc.	23,000	266,340	HTGC	389,993.70
		568,467		768,414

Equity Real Estate Investment Trusts (REITs) - 0.15%
Annaly Capital Management, Inc.	3,250	55,770	NLY	101,445.50
		55,770		101,446

Energy - 8.11%
Devon Energy Corp.	1,500	90,195	DVN	103,712.55
		90,195		103,713

Metals & Mining - 0.68%
Rio Tinto PLC	4,500	247,770	RIO.N	289,486.95
		247,770		289,487

Multiline Retail - 0.77%
Franchise Group, Inc.	11,500	279,450	FRG	473,084.01
		279,450		473,084

Oil, Gas & Consumable Fuels - 0.98%
Enterprise Products Partners L.P.	15,000	356,700	EPD	319,836.00
		356,700		319,836

COMMON STOCKS (Cost $2,055,979)		1,598,352		2,055,979

Money Market Funds - 3.05%
First American Funds Government Obligation Class Y 0.89%	1,112,301	1,112,301	FGVXX	1,112,301
		1,112,301		1,112,301.11

TOTAL MONEY MARKET FUNDS (Cost $1,112,301)		1,112,301		1,112,301.11

TOTAL INVESTMENTS (Cost $41,063,017) 99.53%		36,334,853	99.53%	41,063,017

Other Assets In Excess of Liabilities - 0.47%		172,664	0.47%

TOTAL NET ASSETS - 100.00%		$ 36,507,517	100.00%

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of September 30, 2022.
(c) ADR - American Depository Receipt
(d) Adviser owns more than 5% of the outstanding voting shares of the company and is considered an affiliated security.

Security Valuation Note (unaudited)

The value of each portfolio instrument held by the Funds is determined by using market prices.  Market prices may be determined on the basis of prices furnished by a pricing service.  If market quotations are not readily available or if an event occurs after the close of the exchange on which the Funds’ portfolio securities are principally traded, which, in the Advisor’s opinion has materially affected the price of those securities, the Funds may use fair value pricing procedures established by the Board of Trustees to determine fair value of such securities.  When fair value pricing is employed, the prices of securities used by the Funds to calculate their net asset value may differ from quoted or published prices of the same securities.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund's assets carried at fair value:

Ancora Income Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 36,334,853	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 36,334,853	- 0 -